Schedule of property plant and equipment (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 298,689	$ 404,783	$ 388,227
Accumulated depreciation	(234,348)	(317,588)	(309,959)
Loss of disposal of property and equipment			453
Property and equipment, net	64,341	87,195	78,721
Office Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Total	123,265	167,049	166,901
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	164,603	223,070	211,066
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 10,821	$ 14,664	$ 10,260